UBS PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS


                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002

                           UBS PW WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002






                                    CONTENTS



              Report of Independent Auditors .............................     1

              Statement of Assets, Liabilities and Members' Capital ......     2

              Statement of Operations ....................................     3

              Statements of Changes in Members' Capital ..................     4

              Notes to Financial Statements ..............................     5

              Schedule of Portfolio Investments ..........................    13

                         Report of Independent Auditors


To the Members and Board of Directors of UBS PW Willow Fund, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Willow Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Willow Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/  ERNST & YOUNG LLP

 New York, New York
 February 14, 2003

                                                                            UBS PW WILLOW FUND, L.L.C.
                                                 STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------

                                                                                     DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $288,047,557)                                $ 281,030,653
Cash and cash equivalents                                                                  1,433,488
Due from broker                                                                           43,954,671
Unrealized gain on credit swaps                                                            4,495,338
Premium on credit swap                                                                        96,700
Receivables:
  Interest                                                                                 2,503,560
  Investments sold, not settled                                                            1,020,000
------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                             334,534,410
------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $30,707,724)              31,773,352
Unrealized loss on credit swaps                                                            2,100,586
Payables:
  Withdrawals payable                                                                     42,270,345
  Investments purchased, not settled                                                       8,982,848
  Interest due on securities sold, not yet purchased                                         775,228
  Management fee                                                                             302,832
  Interest on credit swaps                                                                   295,156
  Administration fee                                                                         123,338
  Professional fees                                                                          118,151
  Other payables                                                                              33,376
------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         86,775,212
------------------------------------------------------------------------------------------------------

NET ASSETS                                                                             $ 247,759,198
------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                              $ 253,446,978
Accumulated net unrealized depreciation on investments and credit swaps                   (5,687,780)
------------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                                 $ 247,759,198
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                 UBS PW WILLOW FUND, L.L.C.
                                                                    STATEMENT OF OPERATIONS

-------------------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                     $  9,880,322
Dividends                                                                       1,194,421
-------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                        11,074,743
-------------------------------------------------------------------------------------------

EXPENSES

Management fee                                                                  3,343,456
Interest on credit swaps                                                        1,881,230
Interest                                                                        1,516,982
Professional fees                                                                 337,330
Administration fee                                                                321,866
Dividends                                                                          54,893
Miscellaneous                                                                     119,707
-------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                  7,575,464
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                           3,499,279
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS
    FROM INVESTMENTS AND CREDIT SWAPS

Net realized loss from investments and credit swaps                            (5,710,408)
Change in net unrealized appreciation/depreciation from investments
    and credit swaps                                                          (11,150,017)
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND CREDIT SWAPS            (16,860,425)
-------------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     $(13,361,146)
-------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


                                                                                                       UBS PW WILLOW FUND, L.L.C.
                                                                                        STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                           YEARS ENDED DECEMBER 31, 2002 AND 2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                          MANAGING
                                                                          MEMBERS              MEMBERS                TOTAL
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2001                                     $ 1,559,461         $  84,624,520         $  86,183,981

INCREASE FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                     147,973            10,157,489            10,305,462
  Net realized gain from investments                                         40,862               362,375               403,237
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                   56,552             6,562,813             6,619,365
Incentive allocation                                                      2,903,403                    --             2,903,403
---------------------------------------------------------------------------------------------------------------------------------
Net Increase in Members' Capital
         Derived from Operations                                          3,148,790            17,082,677            20,231,467
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --           121,295,674           121,295,674
  Members' withdrawals                                                   (1,920,564)          (12,659,376)          (14,579,940)
  Offering costs                                                               (507)              (50,500)              (51,007)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital
         Derived from Capital Transactions                               (1,921,071)          108,585,798           106,664,727
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                                   $ 2,787,180         $ 210,292,995         $ 213,080,175
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income                                                      45,570             3,149,148             3,194,718
  Net realized loss from investments and credit swaps                       (43,065)           (5,971,904)           (6,014,969)
  Change in net unrealized appreciation/depreciation
         from investments and credit swaps                                  (65,319)          (11,389,258)          (11,454,577)
Incentive allocation                                                        913,682                    --               913,682
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital
         Derived from Operations                                            850,868           (14,212,014)          (13,361,146)
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --            92,734,787            92,734,787
  Members' withdrawals                                                   (1,874,782)          (42,758,278)          (44,633,060)
  Offering costs                                                               (399)              (61,159)              (61,558)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Members' Capital
         Derived from Capital Transactions                               (1,875,181)           49,915,350            48,040,169
---------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                   $ 1,762,867         $ 245,996,331         $ 247,759,198
---------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                      UBS PW WILLOW FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS PW Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit swaps. Operations of the Fund commenced on May 8, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to, and day-to-day management of, the Fund.

         The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Bond Street Capital, L.L.C. ("Bond Street"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities and credit swaps for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such instruments. If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. At December 31, 2002, no securities were valued at fair value.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. For securities in default the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. If the Fund invests in foreign currency denominated securities, the Fund isolates that portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from foreign currency transactions. In addition, net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss will arise from changes in the value of assets and liabilities, including investments in securities, as a result of changes in exchange rates.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       MANAGEMENT  FEE,  INCENTIVE  ALLOCATION, RELATED PARTY TRANSACTIONS AND
         OTHER

         PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays PWFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to PWFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by PWFA to Bond Street.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the year ended December 31, 2002, UBS PWI and its affiliates did not earn brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter or upon a Members' withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2002 and 2001 was $913,682 and $2,903,403, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of December 31, 2002 or December 31, 2001, an Incentive Allocation period had not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to the Directors by the Fund for the year ended December 31, 2002 were $21,000.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) for the year ended December 31, 2002 amounted to $342,303,278 and $290,113,965, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $28,239,160 and $22,798,190, respectively. Net realized loss resulting from short positions were $4,198,147 for the year ended December 31, 2002.

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

4.       SECURITIES TRANSACTIONS (CONTINUED)

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, accumulated net unrealized depreciation on investments and credit swaps was $5,687,780, consisting of $35,032,382 gross unrealized appreciation and $40,720,162 gross unrealized depreciation.

5.       SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgement under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the Custodian. The Fund had no borrowings for the year ended December 31, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, credit swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

         For the year ended December 31, 2002 the Fund entered into credit swaps as a "Protection Buyer". The credit swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "Protection Seller" in exchange for agreed upon payment amounts to the Fund by the Protection Seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

         Risks may arise as a result of the failure of the counterparty (Protection Seller) to the swap agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and Premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the interest rates or in the value of the underlying reference securities.

         For one credit swap, the Fund paid a Premium at inception of the swap equivalent to the net present value of the projected swap payments in lieu of making such payments over the term of such swap. The Premium is reflected as Premium on Credit Swap on the Statement of Assets, Liabilities and Members' Capital. The Premium is amortized on a straight line basis over the term of the swap. The amortized amounts along with the accrued expense related to periodic payments are reflected as interest on credit swaps in the Statement of Operations. For those swaps on which the Fund makes periodic payments, the Fund has segregated cash of $9,141,968, included in due from broker on the Statement of Assets, Liabilities and Members' Capital, to cover the net present value of the expected future payments over the terms of the swap agreements.

         Fluctuations in the value of credit swaps are recorded in unrealized gain (loss) on credit swaps.

         During the year ended December 31, 2002, the Fund did not trade any forward or futures contracts or engage in option transactions.

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                           PERIOD FROM MAY 8, 2000
                                                                                                              (COMMENCEMENT OF
                                                                       YEARS ENDED DECEMBER 31,              OPERATIONS) THROUGH
                                                                    2002                  2001                 DECEMBER 31, 2000
                                                                    ----                  ----             ------------------------
   Ratio of net investment income to average net assets****         1.33 %                      7.32%***             6.97%*
   Ratio of total expenses to average net assets****                2.87%                       3.17%                3.50%*
   Portfolio turnover rate                                        121.89%                     104.34%              107.56%
   Total return                                                    (4.70)%**                   11.92%**              2.49%**
   Net asset value at end of period                             $247,759,198                $213,080,175        $86,183,981

                                                      UBS PW WILLOW FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS (CONTINUED)

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets from 4.62% to 7.32%. The ratio of net investment income to average net assets for the period prior to January 1, 2001 has not been restated to reflect this change in presentation.
         **** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.


                                                                       UBS PW WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2002


     PAR                                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------

                UNITED STATES OF AMERICA
                ------------------------
                INVESTMENTS IN SECURITIES (113.43%)
                -----------------------------------

                CORPORATE BONDS (38.38%)
                ------------------------

                COMPUTER SERVICES (5.06%)

$  30,552,000   Metamor Worldwide, Inc., 2.94%, 8/15/04
                (Convertible/Callable 08/15/03 @ $97.31) (a)                      $  12,526,320
                                                                                  -------------
                COMPUTERS - INTEGRATED SYSYTEMS (1.35%)
   13,000,000   Redback Networks, 5.00%, 04/01/07 (Convertible/Callable 04/01/05
                @ 101.43) *                                                           3,358,290
                                                                                  -------------
                COSMETICS & TOILETRIES (0.88%)
   33,500,000   American Tissue, Inc., 12.50%, 07/15/06 (Callable 07/15/04 @
                $106.62) *, (a)                                                       2,177,500
                                                                                  -------------
                ELECTRONICS - MILITARY (1.34%)
   10,000,000   Condor Systems, Inc., 11.875%, 05/01/09 (Callable 05/01/04 @
                $105.94) *, (a)                                                       3,333,300
                                                                                  -------------
                ENGINES - INTERNAL COMBUSTION (0.70%)
    3,000,000   Cummins, Inc., 5.65%, 03/01/98                                        1,740,000
                                                                                  -------------
                FINANCE - MORTGAGE LOAN/BANKER (0.00%)
    6,000,000   United Companies Financial Corp. Sr. Notes,  9.35%, 11/01/49 (a)              0
                                                                                  -------------
                INTERNET CONNECTIVE SERVICES (1.37%)
   19,925,000   Northpoint Communications Group, Inc. Sr. Notes,  12.875%,
                02/15/10 (Callable 02/15/05 @ $106.44) *, (a)                         3,387,250
                                                                                  -------------
                MULTILEVEL DIRECT SELLING (2.45%)
    6,325,000   Home Interiors & Gifts, Inc., 10.125%, 06/01/08 (Callable
                06/01/03 @ $105.06) *                                                 6,082,563
                                                                                  -------------
                OIL & GAS DRILLING (0.00%)
    2,000,000   Costilla Energy, Inc. Sr. Notes, 10.25%, 10/01/06 (Callable
                10/01/03 @ $101.71) (a)                                                       0
                                                                                  -------------

    The preceding notes are an integral part of these financial statements.


                                                                       UBS PW WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2002


     PAR                                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------
                CORPORATE BONDS (CONTINUED)
                ---------------------------
                PIPELINES (3.01%)
$   9,000,000   Texas Gas Transmission, 7.25%, 07/15/27                           $   7,454,970
                                                                                  -------------
                PROPERTY/CAUSUALTY INSURANCE (1.81%)
    8,500,000   HIH Capital Ltd., 7.50%, 09/25/06 (Convertible/Callable
                09/25/2099 @ $100.00) *                                               4,490,805
                                                                                  -------------
                PROTECTION - SAFETY (2.36%)
    8,000,000   Protection One Alarm,  8.125%, 01/15/09 *                             5,840,000
                                                                                  -------------
                RETAIL - DISCOUNT (0.16%)
   16,500,000   Ames Department Stores, Sr. Notes, 10.00%, 04/15/06 (Callable
                04/15/03 @ $105.00) *, (a)                                              330,000
    3,000,000   Hills Stores Co., Sr. Notes, 12.50%, 07/01/03 *, (a)                     60,000
                                                                                  -------------
                                                                                        390,000
                                                                                  -------------
                RETAIL - RESTAURANTS (3.77%)
    9,428,000   Denny's Corp., 12.75%, 09/30/07 (Callable 09/30/04 @ $106.38)
                **, (a)                                                               9,333,720
                                                                                  -------------
                SATELLITE TELECOMMUNICATIONS (1.30%)
   11,500,000   Globalstar LP/Capital Corp., Sr. Notes, 11.375%, 02/15/04
                (Callable 02/15/03 @ $102.84) *, (a)                                  1,035,000
    2,420,000   Globalstar LP/Capital Corp., Sr. Notes, 11.25%, 06/15/04
                (Callable 06/15/03 @ $102.81) *, (a)                                    217,800
   10,000,000   Globalstar LP/Capital Corp., Sr. Notes, 10.75%, 11/01/04
                (Callable 11/01/03 @ $102.69) *, (a)                                    900,000
    6,571,000   ICG Services, Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (Callable
                02/15/03 @ $105.00) *, **, (a)                                           16,427
    3,333,000   ICG Services, Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (Callable
                05/01/03 @ $104.94) *, **, (a)                                            8,332
    4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (Callable
                07/15/03 @ $102.72) (a)                                                 339,500
    5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (Callable
                07/15/03 @ $102.81) *, (a)                                              371,000
    4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (Callable
                07/15/03 @ $103.38) *, (a)                                              315,000


    The preceding notes are an integral part of these financial statements.


                                                                       UBS PW WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2002


     PAR                                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------
                CORPORATE BONDS (CONTINUED)
                ---------------------------

                SATELLITE TELECOMMUNICATIONS (CONTINUED)
  $   100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (Callable
                07/15/03 @ $103.75) *, (a)                                        $       7,000
                                                                                  -------------
                                                                                      3,210,059
                                                                                  -------------
                TELECOMMUNICATIONS SERVICES (2.93%)
    2,600,000   Fairpoint Communications, Inc. Sr. Sub. Notes, 12.50%, 05/01/10
                (Callable 05/01/05 @ $106.25) *                                       1,902,342
    6,500,000   Frontier Corp. Notes, 7.25%, 05/15/04 (a)                               422,500
   11,500,000   Pac-West Telecommunications, Inc. Sr. Notes, 13.50%, 02/01/09
                (Callable 02/01/04 @ $106.75) *                                       4,945,000
                                                                                  -------------
                                                                                      7,269,842
                                                                                  -------------
                TELEPHONE - INTEGRATED (4.27%)
    6,200,000   WorldCom, Inc. Notes, 7.375%, 01/15/49 (Callable 01/15/03 @
                $100.00) *, (a)                                                       1,482,855
    5,000,000   WorldCom, Inc. Sr. Notes, 7.75%, 04/01/07 (a)                         1,195,850
    1,000,000   WorldCom, Inc. Notes, 7.50%, 05/15/11 (a)                               239,170
    5,000,000   WorldCom, Inc. Sr. Notes, 7.75%, 04/01/27 (a)                         1,195,850
   27,000,000   WorldCom, Inc. 8.25%, 05/15/31 (a)                                    6,457,590
                                                                                  -------------
                                                                                     10,571,315
                                                                                  -------------
                TEXTILE - PRODUCTS (5.62%)
   12,409,000   Galey & Lord, Inc., 9.125%, 03/01/08 (Callable 03/01/03 @
                $104.56) *, (a)                                                       1,261,623
   14,086,380   Guilford Mills, Inc. Sr. Secured Notes, 9.89%, 10/04/05              12,654,217
                                                                                  -------------
                                                                                     13,915,840
                                                                                  -------------
                TOTAL CORPORATE BONDS (COST $86,220,161)                             95,081,774
                                                                                  -------------


    The preceding notes are an integral part of these financial statements.


                                                                       UBS PW WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2002


     PAR                                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------
                LIQUIDATING BONDS (0.71%)
                -------------------------

                INVESTMENT COMPANIES (0.46%)
  $ 2,352,947   Altamira Trust                                                    $   1,152,944
                                                                                  -------------
                TEXTILE - PRODUCTS (0.25%)
      958,236   Guilford Mills Discontinued Operations Trust                            616,462
                                                                                  -------------
                TOTAL LIQUIDATING BONDS (COST $1,357,007)                             1,769,406
                                                                                  -------------
                PIK BONDS (6.50%)
                -----------------

                CHEMICALS - DIVERSIFIED (0.96%)
    3,075,922   Sterling Chemicals, Inc., 10.00%, 12/19/07                            2,378,703
                                                                                  -------------
                DIVERSIFIED OPERATIONS (5.54%)
   27,286,000   Knology, Inc., 12.00%, 11/30/09 *                                    13,733,862
                                                                                  -------------
                TOTAL PIK BONDS (COST $15,671,635)                                   16,112,565
                                                                                  -------------
                STEP UP BONDS (4.48%)
                ---------------------

                TELECOMMUNICATION SERVICES (4.48%)
   44,000,000   RCN Corp. Sr. Disc. Notes, 9.80%, 02/15/08 (Callable 02/15/03 @
                $104.90)                                                              9,020,000
   10,000,000   RCN Corp. Sr. Disc. Notes, 11.00%, 07/01/08 (Callable 07/01/03 @
                $105.50)                                                              2,083,300
                                                                                  -------------
                                                                                     11,103,300
                                                                                  -------------
                TOTAL STEP UP BONDS (COST $9,907,958)                                11,103,300
                                                                                  -------------
                ZERO COUPON BONDS (2.69%)
                -------------------------

                TELECOMMUNICATION EQUIPMENT (2.69%)


   16,500,000   Avaya, Inc., 0.00%, 10/31/21 (Convertible 10/31/04 @ $54.30)          6,654,945
                                                                                  -------------
                TOTAL ZERO COUPON BONDS (COST $4,798,874)                             6,654,945
                                                                                  -------------

    The preceding notes are an integral part of these financial statements.


                                                                       UBS PW WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2002


     PAR                                                                             MARKET VALUE
-------------------------------------------------------------------------------------------------
                FLOATING RATE NOTE (1.28%)
                --------------------------

                TELECOMMMUNICATION SERVICES (1.28%)


  $ 5,000,000   MJD Communications, Inc., 5.81%, 05/01/08 (Callable 05/01/03 @
                $100.00) *, **                                                    $   3,158,350
                                                                                  -------------
                TOTAL FLOATING RATE NOTE (COST $2,678,774)                            3,158,350
                                                                                  -------------
                BANK LOANS (17.02%)
                -------------------
    3,075,731   Federal Mogul Corp. Revolver,  4.21%, 02/24/04 **, (a)                1,763,409
      923,077   Federal Mogul Corp. Term A Loan, 4.21%, 02/24/04 **, (a)                529,228
   13,164,125   Galey & Lord, Inc., Revolver, 4.46%, 03/27/04 **, (a)                 9,851,110
    1,652,789   Galey & Lord, Inc. Term B, 4.96%, 04/02/05 **, (a)                    1,236,831
    1,154,650   Galey & Lord, Inc. Term C, 5.21%, 04/01/06 **, (a)                      864,059
    9,793,750   Interstate Fibernet B-1, 5.73%, 10/05/07 **                           7,263,731
    5,876,250   Interstate Fibernet B-2, 5.73%, 10/05/07 **                           4,358,238
    4,757,589   Pillowtex Corp., 10.00%, 05/24/07 **, (a)                             1,879,248
   12,900,000   UPC Financing C2 Facility, 6.90%, 03/31/09 **                         8,385,000
    9,858,290   Viasystems Revolver, 0.00%, 12/15/15                                  6,030,020
                                                                                  -------------
                TOTAL BANK LOANS (COST $45,534,386)                                  42,160,874
                                                                                  -------------
                PRIVATE CLAIMS (1.31%)
                ----------------------
   13,921,260   K-Mart                                                                1,438,484
   20,000,000   Washington Group International                                        1,800,000
                                                                                  -------------
                TOTAL PRIVATE CLAIMS (COST $7,078,098)                                3,238,484
                                                                                  -------------
                REPURCHASE AGREEMENTS (29.45%)
                ------------------------------

   72,970,000   PNC Financial Services Corp., 1.17%, Dated 12/31/2002, Due
                1/2/2003, Repurchase Price $72,972,339, Collateralized by
                $67,025,000 U.S. Treasury Notes, 7.25%, Due 05/15/04 (Market
                value 73,209,579)                                                    72,970,000
                                                                                  -------------
                  TOTAL REPURCHASE AGREEMENTS (COST $72,970,000)                     72,970,000
                                                                                  -------------

    The preceding notes are an integral part of these financial statements.


                                                                       UBS PW WILLOW FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------
                                                                                DECEMBER 31, 2002


   SHARES                                                                            MARKET VALUE
-------------------------------------------------------------------------------------------------
                COMMON STOCK (10.15%)
                ---------------------

                BUILDING - HEAVY CONSTRUCTION (1.45%)
      224,456   Washington Group International, Inc. (b)                          $   3,580,072
                                                                                  -------------
                CELLULAR TELECOMMUNICATIONS (0.37%)
       78,565   NII Holdings, Inc., Class B (b)                                         923,139
                                                                                  -------------
                DIVERSIFIED OPERATIONS (0.01%)
    1,543,516   Knology, Inc. (b)                                                        15,435
                                                                                  -------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS (5.10%)
    4,435,000   ZiLOG, Inc. (b)                                                      12,639,750
                                                                                  -------------
                FINANCE - COMMERCIAL (0.03%)
      436,300   The FINOVA Group, Inc. (b)                                               69,808
                                                                                  -------------
                FUNERAL SERVICES & RELATED ITEMS (0.73%)
      382,972   Alderwoods Group, Inc. (b)                                            1,815,287
                                                                                  -------------
                MEDICAL - NURSING HOMES (1.16%)
      395,995   Mariner Health Care, Inc. (b)                                         2,494,769
      275,822   Sun Healthcare Group, Inc. (b)                                          383,393
                                                                                  -------------
                                                                                      2,878,162
                                                                                  -------------
                TELECOMMUNICATIONS SERVICES (0.48%)
      411,591   Arch Wireless, Inc. (b)                                                 843,762
      556,101   Call-Net Enterprises, Inc., Class B (b)                                 344,783
                                                                                  -------------
                                                                                      1,188,545
                                                                                  -------------
                TEXTILE - HOME FURNISHINGS (0.07%)
      660,992   Pillowtex Corp. (b)                                                     185,078
                                                                                  -------------
                TEXTILE - PRODUCTS (0.75%)
      516,501   Guilford Mills, Inc.                                                  1,859,404
                                                                                  -------------
                TOTAL COMMON STOCK (COST $40,610,343)                                25,154,680
                                                                                  -------------


     The preceding notes are an integral part of these financial statements.


                                                                     UBS PW WILLOW FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
-----------------------------------------------------------------------------------------------
                                                                              DECEMBER 31, 2002

   SHARES                                                                          MARKET VALUE
-----------------------------------------------------------------------------------------------
                PREFERRED STOCKS (1.07%)
                ------------------------

                ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.07%)
        4,435   ZiLOG Mod III, Inc. Series A & B, 9.50% (b)                       $   2,661,000
                                                                                  -------------
                TOTAL PREFERRED STOCKS (COST $710,868)                                2,661,000
                                                                                  -------------
                WARRANTS (0.39%)
                ----------------

                BUILDING - HEAVY CONSTRUCTION (0.01%)
       23,128   Washington Group Intl., Inc. Series A, $28.50, 01/25/06 (b)              11,911
       26,432   Washington Group Intl., Inc. Series B, $31.74, 01/25/06 (b)               5,947
       14,288   Washington Group Intl., Inc. Series C, $33.51, 01/25/06 (b)               1,429
                                                                                  -------------
                                                                                         19,287
                                                                                  -------------
                THEATERS (0.38%)
      236,497   United Artists Theatre Co. (b)                                          945,988
                                                                                  -------------
                TOTAL WARRANTS (COST $509,453)                                          965,275
                                                                                  -------------
                INVESTMENTS IN SECURITIES (COST $288,047,557)                       281,030,653
                                                                                  -------------
                SECURITIES SOLD, NOT YET PURCHASED ((12.82)%)
                ---------------------------------------------
                COMMON STOCK SOLD, NOT YET PURCHASED ((1.43)%)
                ----------------------------------------------

                CRUISE LINES ((0.48)%)
       71,700   Royal Caribbean Cruises, Ltd. (b)                                    (1,197,390)
                                                                                  -------------
                ELECTRONIC CONNECTORS ((0.53)%)
       78,600   Thomas & Betts Corp. (b)                                             (1,328,340)
                                                                                  -------------
                MACHINERY - CONSTRUCTION & MINING ((0.37)%)
       81,400   Terex Corp. (b)                                                        (906,796)
                                                                                  -------------
                RETAIL - APPAREL/SHOE ((0.05)%)
       17,600   Footstar, Inc. (b)                                                     (122,496)
                                                                                  -------------
                TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (PROCEEDS
                $(3,068,428))                                                        (3,555,022)
                                                                                  -------------

    The preceding notes are an integral part of these financial statements.


                                                                     UBS PW WILLOW FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
-----------------------------------------------------------------------------------------------
                                                                              DECEMBER 31, 2002

     PAR                                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------
                CORPORATE BONDS SOLD, NOT YET PURCHASED ((10.83)%)
                --------------------------------------------------

                AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS ((1.04)%)
$   3,000,000   Navistar International, Sr. Sub. Notes,  8.00%, 02/01/08
                (Callable 02/01/03 @ $104.00) *, (b)                              $  (2,595,000)
                                                                                  -------------
                CRUISE LINES ((1.12)%)
    3,000,000   Royal Caribbean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)              (2,769,990)
                                                                                  -------------
                ENGINES - INTERNAL COMBUSTION ((1.21)%)
    3,000,000   Cummins, Inc. Notes, 6.45%, 03/01/05 (b)                             (2,990,010)
                                                                                  -------------
                FINANCE - LEASING COMPANIES ((1.86)%)
    5,000,000   Williams Scotsman, Inc., 9.875%, 06/01/07 (Callable 06/01/03 @
                $102.47) *, (b)                                                      (4,608,350)
                                                                                  -------------
                FOOD - RETAIL ((0.83)%)
    2,000,000   Winn-Dixie Stores, Inc., 8.875%, 04/01/08 (Callable 04/01/05 @
                $104.44) (b)                                                         (2,056,660)
                                                                                  -------------
                MISCELLANEOUS MANUFACTURER ((1.25)%)
    3,000,000   Louisiana Pacific Corp. Sr. Notes, 8.50%, 08/15/05 (b)               (3,090,000)
                                                                                  -------------
                RETAIL - AUTOMOBILE ((1.26)%)
    3,000,000   Sonic Automotive, Inc., 11.00%, 08/01/08 (Callable 08/01/03 @
                105.50) *, (b)                                                       (3,114,990)
                                                                                  -------------
                TEXTILE - HOME FURNISHINGS ((1.07)%)
    3,000,000   Interface, Inc. Sr. Notes, 10.375%, 02/01/10 *, (b)                  (2,645,010)
                                                                                  -------------
                TRANSPORT - AIR FREIGHT ((1.19)%)
    3,000,000   Airborne, Inc., 5.75%, 04/01/07 (Callable 04/01/05 @ 102.30) *,
                (b)                                                                  (2,955,000)
                                                                                  -------------
                TOTAL CORPORATE BONDS SOLD, NOT YET
                PURCHASED (PROCEEDS (26,221,296))                                   (26,825,010)
                                                                                  -------------

    The preceding notes are an integral part of these financial statements.


                                                                     UBS PW WILLOW FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
-----------------------------------------------------------------------------------------------
                                                                              DECEMBER 31, 2002

     PAR                                                                           MARKET VALUE
-----------------------------------------------------------------------------------------------
                ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.56)%)
                ---------------------------------------------------

                CRUISE LINES ((0.56)%)
$   4,000,000   Royal Caribbean Cruises,  0.00%, 02/02/21 (Callable 02/02/05 @
                $46.27) (b)                                                       $  (1,393,320)
                                                                                  -------------
                TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED
                (PROCEEDS $(1,418,000))                                              (1,393,320)
                                                                                  -------------
                SECURITIES SOLD, NOT YET PURCHASED
                (PROCEEDS $(30,707,724))                                            (31,773,352)
                                                                                  -------------
                TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
                NOT YET PURCHASED -- 100.61%                                        249,257,301
                                                                                  -------------
                OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.61%)              (1,498,103)
                                                                                  -------------
                TOTAL NET ASSETS -- 100.00%                                       $ 247,759,198
                                                                                  =============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $58,414,299 and ($15,918,350), respectively, which represented 23.58% and (6.42%), respectively, of net assets at December 31, 2002.
** Variable rate security. The rate shown is that in effect at December 31, 2002.
(a) Security is in default.
(b) Non-income producing security


     The preceding notes are an integral part of these financial statements.

                                                                                                       UBS PW WILLOW FUND, L.L.C.
                                                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------
CREDIT SWAPS
                                                    Interest    Maturity                  Unrealized      Unrealized     % of Net
Security Name                                         Rate        Date           Par         Gain            Loss         Assets
-------------                                       --------    --------     ----------   ----------      ----------     --------
AMR Corp.                                             1.74%     04/19/06    $ 5,000,000   $2,158,404             --        0.87%
Avnet, Inc.                                           5.15      10/02/07      5,000,000       82,499             --        0.03
Black & Decker Corp.                                  0.85      03/07/06     10,000,000           --      ($157,705)      (0.06)
Borgwarner, Inc.                                      1.45      09/25/06      5,000,000           --       (123,710)      (0.05)
Centex Corp.                                          1.18      06/20/07      5,000,000       34,117             --        0.01
Compaq Computer Corp. (c)                             0.70      10/11/05      5,000,000        6,820             --        0.00
CVS Corp.                                             1.15      10/09/07      5,000,000           --        (99,303)      (0.04)
Danaher Corp.                                         0.70      07/31/07      5,000,000           --        (10,742)      (0.00)
Darden Restaurants, Inc.                              0.70      09/22/06     10,000,000           --        (71,148)      (0.03)
Deere & Co.                                           0.50      11/01/05     10,000,000        5,035              -        0.00
Eastman Kodak Co.                                     1.03      09/24/06     10,000,000           --        (98,960)      (0.04)
Equifax, Inc.                                         0.70      10/10/07     10,000,000           --        (22,249)      (0.01)
Federated Department Stores, Inc.                     0.77      06/12/06     10,000,000       42,709              -        0.02
FleetBoston Financial Corp.                           1.35      01/16/07      5,000,000           --       (121,450)      (0.05)
Ingersoll-Rand Co.                                    0.65      12/13/04     10,000,000           --         (9,611)      (0.00)
National Rural Utilities Cooperative Finance Corp.    2.00      10/03/07      5,000,000           --       (217,254)      (0.09)
National Rural Utilities Cooperative Finance Corp.    2.75      08/15/07      5,000,000           --       (381,847)      (0.15)
Pitney Bowes, Inc.                                    0.44      10/17/05     10,000,000           --        (38,251)      (0.02)
Republic of Korea                                     1.33      09/25/06     10,000,000           --       (267,832)      (0.11)
Rohm & Haas Co.                                       0.73      12/26/04     10,000,000           --        (92,984)      (0.04)
Textron, Inc.                                         1.48      10/10/07      5,000,000           --       (104,643)      (0.04)
The Boeing Co.                                        0.82      09/25/06     10,000,000           --        (42,749)      (0.02)
The Goodyear Tire & Rubber Co.                        2.95      10/31/05      5,000,000      965,068             --        0.39
The PMI Group, Inc.                                   1.55      09/26/07      5,000,000       41,931             --        0.02
The Sherwin-Williams Co.                              0.90      02/05/07     10,000,000           --       (135,665)      (0.05)
Toys "R" Us, Inc.                                     0.85      06/12/06     10,000,000    1,158,755             --        0.47
TRW, Inc.                                             1.65      10/23/05      5,000,000           --        (73,251)      (0.03)
Vulcan Materials Co.                                  0.50      09/15/05     10,000,000           --        (31,232)      (0.01)
                                                                                          ---------------------------------------
Total credit swaps                                                                        $4,495,338    ($2,100,586)       0.97%
                                                                                          ==========    ===========        ====

(c)  Premium payment made at inception of swap.

    The preceding notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                 June 2001
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length-since    Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November 2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas      Length-since    Alternative Investment Group,
New York, NY 10019                July 2002      since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas      Length-since    President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.